Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets (Parenthetical) [Abstract]
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	139,525,580	138,449,039
Treasury stock, shares	710,482	673,472	662,410